Inx Token Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Warrant Liability [Abstract]
Schedule of warrant liability composition
	Year ended December 31,
	2021	2020
Obligation to issue INX Tokens to early investors	$-	$318
Warrants granted to employees and service providers	9,814	3,931

	$9,814	$4,249

Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants
Expected volatility of the token prices (%)	63% - 99%
Risk-free interest rate (%)	0.19% - 1.52%
Expected life of warrant (years*)	0.25 - 4
Exercise price	$0.01 - $2.11

Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices
	2021		2020
	Number of tokens	Weighted average exercise price	Number of tokens	Weighted average exercise price

INX Tokens warrants outstanding at beginning of year	5,906,083	0.066	5,086,250	$0.016
INX Token warrants granted during the year	8,685,071	0.292	1,084,833	$0.286
Forfeited during the year	(512,933)	0.270
Exercised during the year (INX Token issued)	(8,437,360)	0.129	(265,000)	0.01

INX Token warrants outstanding at the end of year	5,640,861	0.52	5,906,083	$0.067

INX Token warrants exercisable at end of year (*)	3,947,861	0.13	398,762	$0.080